Accounting estimates and judgments (Policies)	9 Months Ended
Sep. 30, 2019
Accounting Policies, Changes in Accounting Estimates and Errors [Abstract]
Business Combinations
Business Combinations

The Company is required to recognize separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in a business combination at their fair values. This involves judgment over whether intangible assets can be separately identified as well as an estimate of fair value of all assets and liabilities acquired. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions. These estimates are based on information available on the acquisition date and assumptions that have been deemed reasonable by management. The following judgments, estimates and assumptions can materially affect our financial position and profit:

• The fair value of intangible and tangible assets that are subject to depreciation or amortization in future periods.
• Future changes to the assumptions used in estimating the value of assets and liabilities may result in additional expenses or income.

Fair value of derivative financial instruments
Fair value of derivative financial instruments
Note 12 includes details of the fair value of the derivative instruments that the Company holds at the end of each financial period. The fair value of derivatives is determined using forward rates at the balance sheet date, with the resulting value discounted back to present value.

Employee benefit obligation
Employee benefit obligation

The Company operates a number of defined benefit pension schemes and post-employment benefit schemes which are valued by estimating the amount of future benefit that employees have earned in return for their service in the current and prior periods. Each Scheme has an actuarial valuation performed and is dependent on a series of assumptions.

Carrying value of goodwill and brands
Carrying value of goodwill and brands

Determining whether goodwill and brands are impaired requires an estimation of the value in use of the cash generating unit to which goodwill and brands have been allocated. The value in use calculation requires the entity to estimate the future cash flows expected to arise from the cash generating unit and a suitable discount rate in order to calculate present value. A value in use calculation is carried out on an annual basis unless the Company identifies triggers that would indicate that the carrying value of these assets is impaired.

Revenue discounts
Discounts given by the Company include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs. Each customer has a unique agreement that is governed by a combination of observable and unobservable performance conditions.

At each quarter end date, any discount incurred but not yet invoiced is estimated, based on historical trends and rebate contracts with customers, and accrued as ‘trade terms’.

Trade marketing expense
In certain cases the estimate for discounts requires the use of forecast information for future trading periods and so there arises a degree of estimation uncertainty. These estimates are sensitive to variances between actual results and forecasts. The current accruals reflect the Company’s best estimate of these forecasts.

Trade marketing expense is comprised of amounts paid to retailers for programs designed to promote Company products. The ultimate costs of these programs will depend upon retailer performance and is the subject of significant management estimates. The Company records as an expense, the estimated ultimate cost of the program in the period during which the program occurs and is based upon the programs offered, timing of those offers, estimated retailer performance based on history, management’s experience and current economic trends.

Uncertain tax positions
Uncertain tax positions

Where tax exposures can be quantified, an accrual for uncertain tax positions is made based on best estimates and management’s judgments with regard to the amounts expected to be paid to the relevant tax authority. Given the inherent uncertainties in assessing the outcomes of these exposures (which can sometimes be binary in nature), the Company could in future periods experience adjustments to these accruals. The factors considered include the progress of discussions with the tax authorities and the level of documentary support for historical positions taken by previous owners.

Share based payments
Share based payments

The Company at the end of each reporting period, in estimating its share-based payment charge assesses and revises its estimates of the number of interests that are expected to vest based on the non-market vesting conditions.

Impairment of assets
Items of property, plant and equipment that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset's fair value less costs to dispose and its value in use.